GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
GEOGRAPHIC AREAS AND MAJOR CUSTOMERS
NOTE 15  -        GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.	Sales by Geographic Area (as Percentage of Total Sales):

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	%	%	%

China	36	28	21
Taiwan, R.O.C.	18	32	37
USA	13	16	23
Korea	20	13	11
Other	13	11	8
Total	100	100	100

Revenues are attributed to countries based on the geographic location of the customer.

B.	Sales by Major Customers (as Percentage of Total Sales):

	Year ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	%	%	%

Customer A	19	12	21
Customer B	18	23	31

C.	Long-lived assets by geographic location:

	As of December 31,
	2 0 2 3	2 0 2 2
	%	%

Israel	62	66
US	19	20
Germany	13	9
Other	6	5
Total long-lived assets (*)	100	100

(*) Long-lived assets are comprised of property, plant and equipment, net and operating lease right-of-use assets.